Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Parenthetical) (Detail) - Brazil [member] $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of other provisions [line items]
Tax claims amount	$ 7,840
Contingency related to deductibility of tax goodwill balance	5,321
Contingencies guaranteed agreements value	8,081
Tax benefit	$ 1,874